NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Stock-Based Compensation) (Details) - USD ($)	1 Months Ended					12 Months Ended
	Sep. 30, 2013	Jul. 31, 2013	Jun. 30, 2013	Apr. 30, 2010	Mar. 31, 2010	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012	Sep. 30, 2008	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						$ 1,024,895	$ 1,682,833
Unrecognized compensation expense						$ 239,796
Shares authorized		400,000	15,000,000					4,500,000	3,500,000	1,500,000
Minimum percentage of fair market price for an exercise price, exceeding benchmark ownership percentage						110.00%
Percentage of ownership of outstanding stock, benchmark						10.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term						10 years
Chairman of the Board [Member] | Initial Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						50,000
Vesting period						3 years
Chairman of the Board [Member] | Annual Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						70,000
Director [Member] | Initial Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						30,000
Vesting period						3 years
Director [Member] | Annual Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			100,000	50,000	20,000	100,000
Chair of a Committee [Member] | Initial Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						10,000
Vesting period						3 years
Chair of a Committee [Member] | Annual Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						20,000
Member of a Committee [Member] | Initial Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						5,000
Vesting period						3 years
Member of a Committee [Member] | Annual Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						10,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						$ 891,515	$ 1,680,358
Options granted						84,500	1,425,000
Stock Options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 10,702
Options granted	15,000	50,000
Term	10 years	10 years
Non-Employee, Non-Director Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						$ 133,380	$ 2,475
Options granted							25,000